Redeemable Convertible Preferred Stock (Details 1) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Derivatives, Fair Value [Line Items]
Beginning Balance	$ 138,562	$ 137,177
Decrease in fair value	(1,385)	(10,250)
Ending Balance	$ 137,177	$ 126,927